Consolidated VIEs and Noncontrolling Interests	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidated VIEs and Noncontrolling Interests
Note 5. Consolidated VIEs and Noncontrolling Interests
ARK/WPI Combination
WeWork Capital Advisors LLC (formerly known as “ARK Capital Advisors LLC”, the “WeCap Manager”) is a majority-owned subsidiary of the Company and its controlled affiliates. The WeCap Manager is also owned in part by Rhône Group L.L.C. and its affiliates (other than the WeCap Manager) (“Rhône” and, together with the Company, the “Sponsor Group”), a global alternative asset management firm with assets under management across its private equity and real estate platforms.
In August 2019, the Company reorganized its real estate acquisition platform (such platform, following the ARK/WPI combination described herein, and inclusive of the investment vehicles sponsored, co-sponsored, managed, or co-managed
by the WeCap Manager and Sponsor Group, “WeCap Investment Group”). Through this reorganization (the “ARK/WPI combination”), the Company acquired from Rhône a controlling financial interest in the WeCap Manager, the management company for the WeCap Investment Group in exchange for a 20% noncontrolling interest in the WeCap Manager. The WeCap Manager is the surviving entity resulting from the merger of the legacy entity that previously managed WeWork Property Investors LP, including its parallel and related vehicles (collectively the “WPI Fund”), which was indirectly owned 50% by us and 50% by affiliates of Rhône and was unconsolidated prior to the ARK/WPI combination, and the wholly owned and consolidated legacy entity that previously managed the ARK Master Fund LP (the “ARK Master Fund”) including its parallel and related vehicles. Following the ARK/ WPI combination, the Company consolidates the WeCap Manager. The portion of consolidated equity attributable to Rhône’s interest in the WeCap Manager is reflected as a noncontrolling interest in the equity section of the accompanying condensed consolidated balance sheets as of June 30, 2021 and December 31, 2020.
Through its 80% equity ownership interest, the Company is entitled to a corresponding share of the income earned by the WeCap Manager, primarily in the form of customary management fees, subject to provisions of the governing documents of the WeCap Manager relating to funding of losses incurred by the WeCap Manager. During the three and six months ended June 30, 2021, the WeCap Manager recognized $3.4 million and $7.0 million, respectively, in management fee income, classified as other revenue as a component of the total revenue on the accompanying condensed consolidated statements of operations. During the three and six months ended June 30, 2020, the WeCap Manager recognized $3.3 million and $7.7 million, respectively, in management fee income.
The post-reorganization WeCap Investment Group also includes the Company’s general partner interests in Waller Creek, DSQ, WPI Fund and ARK Master Fund (each as defined in Note 6), which are held through a limited partnership created as part of the ARK/WPI combination (the “WeCap Holdings Partnership”) in which Rhône also participates to the extent provided by the governing documents of the WeCap Holdings Partnership. The Company consolidates the WeCap Holdings Partnership. Net carried interest distributions earned in respect of the WeCap Investment Group from its investments are distributable to the Company and Rhône, indirectly through the WeCap Holdings Partnership, based on percentages that vary by the WeCap Investment Group vehicle and range from a 50% to 85% share to the Company of total net carried interest distributions received by the WeCap Holdings Partnership (after a profit participation allocation to certain personnel associated with the WeCap Manager). The portion of consolidated equity attributable to Rhône’s interest in the WeCap Holdings Partnership is reflected as a noncontrolling interest in the equity section of the accompanying condensed consolidated balance sheets as of June 30, 2021 and December 31, 2020.
Primarily because our investments through the WeCap Holdings Partnership in the underlying real estate acquisition vehicles generally represent a small percentage of the total capital invested by third parties, and the terms on which we have agreed to provide services and act as general partner are consistent with the market for similar arrangements, the underlying real estate acquisition vehicles managed by the WeCap Manager are generally not consolidated in our financial statements (subject to certain exceptions based on the specific facts of the particular vehicle). The Company accounts for its share of the underlying real estate acquisition vehicles as unconsolidated investments under the equity method of accounting, see Note 6 for additional details regarding the holdings of WeCap Holdings Partnership.
424 Fifth Venture
In February 2019, a consolidated subsidiary of the Company (the “424 Fifth Venture”) closed on the acquisition of a $852.8 million real estate investment located in New York City (the “424 Fifth Property”). The acquisition of real estate by the 424 Fifth Venture was accounted for as an asset acquisition and the purchase price was allocated among the assets purchased, including land of $356.5 million and building of $496.3 million. As of December 31, 2019, the real estate was under development and as a result was included within the Company’s construction in progress balance within the property and equipment table detailed in Note 5.
Just prior to the redemption of the noncontrolling interest holders in March 2020 described below, the consolidated 424 Fifth Venture was owned 17.2% by the Company, 44.8% by the WPI Fund and 38.0% by another investor. Prior to redemption, the portion of consolidated equity attributable to the interest of the 424 Fifth Venture’s other investors was reflected as noncontrolling interests within the equity section of the accompanying consolidated balance sheet as of December 31, 2019. Upon completion of the redemption of the noncontrolling interest holders in March 2020, the 424 Fifth Venture became a wholly owned subsidiary of the Company
.
In March 2020, the 424 Fifth Property was sold by the 424 Fifth Venture to an unrelated third party for a gross purchase price of approximately $978.1 million. Included in the sale was $356.5 million in land and $653.8 million in construction in progress associated with the investment. The $930.2 million in net cash proceeds received at closing were net of closing costs and holdbacks. Of the total consideration, $15.0 million was heldback at closing of which $10.0 million was received as of March 31, 2021. The Company recognized an impairment loss on the assets sold totaling $53.7 million, included in impairment/ (gain on sale) of goodwill, intangibles and other assets on the accompanying condensed consolidated statements of operations during the three and six months ended June 30, 2020.
The underlying debt facility that secured the 424 Fifth Property since acquisition was extinguished upon the sale (see Note 6 for further details). In March 2020, in connection with the sale of the 424 Fifth Property, the Company also made a payment of $128.0 million to the 424 Fifth Venture and the 424 Fifth Venture made redemption payments to the noncontrolling interest holders totaling $315.0 million including a return of capital of $272.2 million and a return on their capital of $42.8 million.
The sale and debt extinguishment also resulted in the termination in March 2020 of the Company’s original development management agreements over the property, its 20 year master lease of the property, its $1.2 billion lease guaranty, various loan guarantees, various loan covenant requirements and various partnership guarantees and indemnities entered into in connection with the original acquisition.
Upon the sale of the property, a wholly owned subsidiary of the Company entered into an escrow and construction agreement with the buyer for approximately $0.2 billion to finalize the core and shell infrastructure work of the property. These funds were held in escrow upon closing of the sale and are available to pay construction costs, contingencies and cost overruns. The $0.2 billion is expected to be earned by the Company over
12-18
months as the development is completed. During the three and six months ended June 30, 2021, the Company recognized approximately $17.7 million and $22.9 million in revenue related to this development agreement, included as a component of other revenues. During the three and six months ended June 30, 2020, the Company recognized approximately $7.4 million and $11.0 million, respectively. At closing, WeWork Companies LLC provided the buyer a guaranty of completion for the core and shell construction work of the property and the Company is obligated for any overruns if the amounts in escrow are not sufficient to cover the required construction costs.
Creator Fund
During 2018, the Company launched a fund (the “Creator Fund”) that previously made investments in recipients of WeWork’s “Creator Awards” and other investments through use of a venture capital strategy. A wholly-owned subsidiary of the Company was the managing member of the Creator Fund. As of September 17, 2020, the Creator Fund had received contributions from SoftBank Group Capital Limited totaling $72.4 million, representing 99.99% of the interest of the Creator Fund. No contributions were received during the three and six months ended June 30, 2021.
In September 2020, the Company agreed to transfer its rights as managing member and all of its other rights, titles, interests, obligations and commitments in respect of the Creator Fund to an affiliate of SBG. Accordingly, the Company no longer has a variable interest in the Creator Fund and is no longer the primary beneficiary and the Company has deconsolidated the net assets of the Creator Fund and removed the carrying amount of the noncontrolling interest from the consolidated balance sheet as of December 31, 2020. As substantially all of the net assets of the Creator Fund were previously allocated to the noncontrolling interests, no gain or loss was recognized on deconsolidation of the Creator Fund. In connection with this transaction, the parties also agreed that WeWork would not be required to reimburse SBG for the $21.6 million Creator Awards production services reimbursement obligation payable to an affiliate of SBG as of December 31, 2019, as described in Note 17. As

SBG is a principal shareholder of the Company, the forgiveness of this obligation was accounted for as a capital contribution and reclassified from liabilities to additional paid-in-capital
during the year ended December 31, 2020.
ChinaCo
During 2017 and 2018, a consolidated subsidiary of the Company (“ChinaCo”) sold to investors $500.0 million of Series A Preferred Stock at a price of $10.00 per share and a liquidation preference of $10.00 per share and $500.0 million of Series B Preferred Stock at a price of $18.319 per share and a liquidation preference of $18.319 per share, respectively. The portion of consolidated equity attributable to ChinaCo’s Series A and B Preferred shareholders were reflected as redeemable noncontrolling interests, within the mezzanine section of the accompanying consolidated balance sheet as of December 31, 2019. As of December 31, 2019, ChinaCo had also issued a total of 45,757,777 Class A Ordinary Shares in connection with an acquisition of naked Hub Holdings Ltd. (“naked Hub”) that occurred during 2018 and an additional 2 million Class A Ordinary Shares to a consultant as described in Note 9. The portion of consolidated equity attributable to ChinaCo’s Class A Ordinary shareholders were reflected as noncontrolling interests, within the equity section of the accompanying consolidated balance sheet as of December 31, 2019.
Pursuant to the terms of the shareholders’ agreement of ChinaCo, as long as certain investors remain shareholders of ChinaCo, ChinaCo will be the exclusive operator of the Company’s businesses in the “Greater China” territory, defined in the agreement to include China, Hong Kong, Taiwan and Macau.
In August 2020, a wholly owned subsidiary of WeWork Inc. made a short-term loan to ChinaCo totaling $25.0 million (the “ChinaCo Loan”). In connection with ChinaCo’s 2018 acquisition of naked Hub, as of December 31, 2019, ChinaCo also had a $191.1 million obligation to reimburse a wholly owned subsidiary of WeWork Inc. for WeWork Inc. shares issued to the sellers of naked Hub (the “Parent Note”). As ChinaCo was consolidated as of December 31, 2019, the Parent Note was eliminated against the Company’s receivables in the Company’s consolidated financial statements.
In September 2020, the shareholders of ChinaCo and an affiliate of TrustBridge Partners (“TBP”), also an existing shareholder of ChinaCo, executed a restructuring and Series A subscription agreement (the “ChinaCo Agreement”). Pursuant to the ChinaCo Agreement, TBP agreed to subscribe for a new series of ChinaCo shares for $100.0 million in total gross proceeds to ChinaCo, received in connection with the initial investment closing on October 2, 2020 (the “Initial Investment Closing”) and an additional $100.0 million in gross proceeds to ChinaCo, with such additional shares issued and proceeds to be received at the earlier of 1 year following the Initial Investment Closing or such earlier date as determined by the ChinaCo board, to the extent such funds are necessary to support the operations of ChinaCo (the “Second Investment Closing”). The ChinaCo Agreement also included the restructuring of the ownership interests of all other preferred and ordinary shareholders’ interests into new ordinary shares in ChinaCo and the conversion of the $191.1 million Parent Note and certain other net intercompany payables totaling approximately $42.0 million, payable by ChinaCo to various wholly owned subsidiaries of WeWork Inc. into new ordinary shares of ChinaCo such that subsequent to the Initial Investment Closing in October 2020, and as of December 31, 2020, WeWork now holds 21.6% of the total shares issued by ChinaCo. The Company’s remaining interest is scheduled to be diluted down to 19.7% in connection with the Second Investment Closing, assuming no other changes in the ChinaCo equity prior to the Second Investment Closing. As of June 30, 2021, TBP now holds a total of 50.5% of the total shares issued by ChinaCo subsequent to the Initial Investment Closing and is expected to hold 55.0% of the total shares after the Second

Investment Closing. TBP’s shares are preferred shares which have a liquidation preference totaling $100.0 million and $200.0 million as of the Initial Investment Closing and the Second Investment Closing, respectively.
Upon Initial Investment Closing on October 2, 2020, ChinaCo received the $100.0 million in gross proceeds from TBP and a portion of those proceeds were used to repay WeWork $25.0 million for the ChinaCo Loan. In addition, pursuant to the terms of the ChinaCo Agreement, the rights of the ChinaCo shareholders were also amended such that upon the Initial Investment Closing, WeWork no longer retained the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. As a result, WeWork was no longer the primary beneficiary of ChinaCo and ChinaCo was deconsolidated from the Company’s consolidated financial statements on October 2, 2020 (the “ChinaCo Deconsolidation”).
The Company’s remaining 21.6% ordinary share investment was valued at $26.3 million upon deconsolidation and will be accounted for as an equity method investment as the Company has retained rights that allow it to exercise significant influence over ChinaCo as a related party.
During the fourth quarter of 2020, the Company recorded a loss on the ChinaCo Deconsolidation of $153.0 million included in impairment/(gain on sale) of goodwill, intangibles and other assets in the consolidated statement of operations calculated based on the difference between (i) the $26.3 million fair value of the Company’s retained equity method investment in ChinaCo plus the carrying amount of the noncontrolling interest in ChinaCo as of the date of deconsolidation, which was in a negative deficit position of $(22.6) million and (ii) the carrying value of ChinaCo’s net assets just prior to deconsolidation of $156.7 million.
The remeasurement loss recognized on deconsolidation primarily relates to the remeasurement of our retained equity method investment in ChinaCo, recorded at fair value upon deconsolidation, in comparison to the carrying value of the net intercompany receivables that were converted into equity in ChinaCo in conjunction with the ChinaCo restructuring that ultimately resulted in the deconsolidation.
The net assets of ChinaCo that were deconsolidated on October 2, 2020, included a total of $344.3 million of goodwill related to ChinaCo’s 2018 acquisition of naked Hub Holdings Ltd. As this goodwill was integrated into the Company’s single reporting unit, upon deconsolidation of a portion of the reporting unit, the Company’s total goodwill was reallocated among the Company and ChinaCo on a relative fair value basis with $315.6 million of ChinaCo’s goodwill retained by the Company with a corresponding increase to additional-paid-in
capital and $28.7 million of ChinaCo’s goodwill was deconsolidated.
See Note 17 for details regarding various related party fees payable by ChinaCo to the Company subsequent to the ChinaCo Deconsolidation.
ChinaCo contributed the following to the Company’s consolidated results of operations prior to its deconsolidation on October 2, 2020, in each case excluding amounts that eliminate in consolidation:

	Three Months Ended June 30,		Six Months Ended June 30,
(Amounts in thousands)	2021	2020	2021	2020
Revenue	$—	$68,068	$—	$136,921
Location operating expenses	—	84,265	—	179,221
Restructuring and other related costs	—	(131,238)	—	28,982
Impairments/(gain on sale) of goodwill, intangibles and other assets	—	335,489	—	371,871
Depreciation and amortization	—	14,571	—	28,346
Total Expenses	—	329,269	—	670,000
Pre-tax loss	—	(260,151)	—	(540,290)
Net loss	—	(263,060)	—	(543,599)
Net (loss) income attributable to WeWork Inc.	—	(29,832)	—	(30,264)

JapanCo
During 2017, a consolidated subsidiary of the Company (“JapanCo”) entered into an agreement with an affiliate of SBG for the sale of a 50.0% membership interest in JapanCo for an aggregate contribution of $500.0 million which will be funded over a period of time. As of December 31, 2018, JapanCo had received contributions totaling $300.0 million and during the year ended December 31, 2019, an additional $100.0 million was received. Pursuant to the terms of the agreement an additional $100.0 million was required to be contributed and was received during the third quarter of 2020. The portion of consolidated equity attributable to the outside investors’ interests in JapanCo are reflected as redeemable noncontrolling interests, within the mezzanine section of the accompanying condensed consolidated balance sheets as of June 30, 2021 and December 31, 2020. As long as the investors remain shareholders of JapanCo, JapanCo will be the exclusive operator of the Company’s WeWork branded space-as-a-service
businesses in Japan. After July 13, 2024 and, prior to that date, in the event of default on the contributions to be made, the Company may elect to purchase, at fair value, all JapanCo membership interests held, other than any interests issued in connection with an equity incentive plan. The Company may elect to pay the buyout consideration in either cash, WeWork shares or a combination thereof.
PacificCo
During 2017, a consolidated subsidiary of the Company (“PacificCo”) sold $500.0 million of Series
A-1
Preferred Stock at a price of $10.00 per share and a liquidation preference of $10.00 per share to an affiliate of SBG. PacificCo is the operator of the Company’s businesses in selected markets in Asia other than those included in the Greater China and Japan territories described above, including but not limited to Singapore, Korea, the Philippines, Malaysia, Thailand, Vietnam and Indonesia.
The initial closing occurred on October 30, 2017 and all of the PacificCo Series
A-1
Preferred Stock was issued at that time, however the Company received contributions totaling $200.0 million at the initial closing and an additional $100.0 million during the year ended December 31, 2018. Pursuant to the terms of the agreement an additional $100.0 million was required to be contributed in each of 2019 and 2020. The Company received
$100.0 million in August 2019 and the remaining $100.0 million scheduled to be received in 2020 was canceled effective upon our entry into a definitive agreement providing for the completion of the PacificCo
Roll-up
(as defined below) in connection with the SoftBank Transactions in March 2020.
In October 2019, in connection with the SoftBank Transactions, the Company, SBG and SoftBank Vision Fund agreed to use reasonable best efforts to negotiate and finalize the final forms for the exchange of all interests held by affiliates of SBG in PacificCo for 34,482,759 shares of the Company’s Series
H-1
or
H-2
Convertible Preferred Stock with a liquidation preference of $11.60 per share (the “PacificCo
Roll-up”).
On March 31, 2020, the Company signed the definitive agreements for the PacificCo
Roll-up
and in April 2020, the Company closed the PacificCo
Roll-up
and issued 34,482,759 shares of the Company’s Series
H-1
Convertible Preferred Stock. Upon completion of the PacificCo
Roll-up
in April 2020, PacificCo became a wholly owned subsidiary of the Company and is no longer a VIE.
The 34,482,759 shares of Series
H-1
Convertible Preferred Stock issued in connection with the PacificCo
Roll-up
had a fair value of $8.13 per share upon issuance to a affiliates of SBG in April 2020. As the share exchange represents an increase in the Company’s ownership of PacificCo while control of PacificCo was retained, the carrying amount of the noncontrolling interest was adjusted to reflect the change in the Company’s ownership interest in PacificCo and the Company accounted for the share exchange as an equity transaction with no gain or loss recognized on the acquisition of the noncontrolling interests.
Just prior to the PacificCo
Roll-up,
the PacificCo noncontrolling interest had a carrying value on the Company’s balance sheet of $92.8 million, including $10.4 million in accumulated other comprehensive income previously allocated to the noncontrolling interest holders. Upon consummation of the PacificCo
Roll-up,
the noncontrolling interest was reduced by the entire $92.8 million carrying value and the $10.4 million of accumulated other comprehensive income was allocated to the Company to adjust for the change in ownership of PacificCo through a corresponding charge to additional paid-in
capital. The difference between the $280.3 million fair value of the Series
H-1
Convertible Preferred Stock issued as consideration and the $92.8 million carrying value of the noncontrolling interest was reflected as a charge to additional paid-in
capital totaling $187.5 million.
Consolidated Variable Interest Entities
As of June 30, 2021 and December 31, 2020, JapanCo, WeCap Manager and WeCap Holdings Partnership are the Company’s only consolidated VIEs. The Company is considered to be the primary beneficiary as we have the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance and the right to receive benefits that could potentially be significant to the VIEs. As a result, these entities remain consolidated subsidiaries of the Company and the interests owned by the other investors and the net income or loss and comprehensive income or loss attributable to the other investors are reflected as redeemable noncontrolling interests and noncontrolling interests on our condensed consolidated balance sheets, statements of operations and statements of comprehensive loss, respectively.

The following table includes selected condensed consolidated financial information as of June 30, 2021 and December 31, 2020 of our consolidated VIEs, as included in our condensed consolidated financial statements, as of the periods they were considered VIEs and in each case, after intercompany eliminations.

	June 30, 2021		December 31, 2020
(Amounts in thousands)	Asia JVs (1)	Other VIEs (2)	Asia JVs (1)	Other VIEs (2)
Consolidated VIE balance sheets information:
Cash and cash equivalents	$94,540	$8,065	$161,411	$5,194
Property and equipment, net	399,514	—	445,599	—
Restricted cash	10,059	—	10,000	—
Total assets	1,871,367	15,741	2,096,389	13,834
Long-term debt, net	632	—	30,638	—
Total liabilities	1,554,760	1,705	1,693,267	573
Redeemable stock issued by VIEs	500,000	—	500,000	—
Total net assets (3)	(183,393)	14,036	(96,878)	13,261

The following tables include selected condensed consolidated financial information for the three and six months ended June 30, 2021 and 2020 of our consolidated VIEs, as included in our condensed consolidated financial statements, for the periods they were considered VIEs and in each case, after intercompany eliminations.

	June 30, 2021		June 30, 2020
(Amounts in thousands)	Asia JVs (1)	Other VIEs (2)	Asia JVs (1)	Other VIEs (2)
Consolidated VIE statements of operations information:
Net income (loss) for the three months ended	$(34,174)	$455	$(243,433)	$(1,038)
Net income (loss) for the six months ended	$(64,079)	$284	$(599,762)	$(11,777)

	Six Months Ended June 30, 2021		Six Months Ended June 30, 2020
(Amounts in thousands)	Asia JVs (1)	Other VIEs (2)	Asia JVs (1)	Other VIEs (2)
Consolidated VIE statements of operations information:
Net cash provided by (used in) operating activities	$(42,752)	$610	$(2,812)	$(333)
Net cash used in investing activities	(10,901)	—	(123,714)	(222)
Net cash provided by (used in) financing activities	(998)	2,261	(20,975)	4,480

(1)
The “Asia JVs” include ChinaCo, JapanCo and PacificCo as of and for the periods that each represented a consolidated VIE. The ChinaCo deconsolidation occurred on October 2, 2020 and as a result, ChinaCo results and balances are not included above for the period subsequent to deconsolidation. The PacificCo
Roll-up
occurred on April 17, 2020 and as a result, PacificCo results and balances are not included above for the period subsequent to April 17, 2020. The consent of an affiliate of SoftBank Group Capital Limited is required for any dividends to be distributed by JapanCo. As a result, any net assets of JapanCo would be considered restricted net assets to the Company as of June 30, 2021. The net assets of the Asia JVs include preferred stock issued to affiliates of SBG and other investors with aggregate liquidation preferences totaling $0.5 billion and $0.5 billion, respectively as of June 30, 2021 and December 31, 2020, which preferred stock is redeemable upon the occurrence of an event that is not solely within the control of the Company. The initial issuance price of such redeemable preferred stock equals the liquidation preference for each share issued as of June 30, 2021 and December 31, 2020, respectively. After reducing the net assets of each Asia JV by the liquidation preference associated with such redeemable preferred stock, the remaining net assets of each Asia JV is negative.

(2)
For the three and six months ended June 30, 2020, “Other VIEs” includes all other consolidated VIEs, other than the Asia JVs discussed separately in (1) and include WeWork Waller Creek, WeCap Manager and WeCap Holdings Partnership, 424 Fifth Venture and the Creator Fund in the periods prior to any disposal or deconsolidation as discussed above. For the three and six months ended June 30, 2021, “Other VIEs” includes WeCap Manager and WeCap Holdings Partnership.

(3)
Total net assets represents total assets less total liabilities and redeemable stock issued by VIEs after the total assets and total liabilities have both been reduced to remove amounts that eliminate in consolidation.

The assets of consolidated VIEs will be used first to settle obligations of the VIE. Remaining assets may then be distributed to the VIEs’ owners, including the Company, subject to the liquidation preferences of certain noncontrolling interest holders and any other preferential distribution provisions contained within the operating agreements of the relevant VIEs. Other than the restrictions relating to the Company’s Asia JVs discussed in (1) above, third-party approval for the distribution of available net assets is not required for the Company’s Other VIEs as of June 30, 2021. See Note 16 for a discussion of additional restrictions on the net assets of WeWork Companies LLC.

Note 6. Consolidated VIEs and Noncontrolling Interests
ARK/WPI Combination
WeWork Capital Advisors LLC (formerly known as “ARK Capital Advisors LLC”, the “WeCap Manager”) is a majority-owned subsidiary of the Company and its controlled affiliates. The WeCap Manager is also owned in part by Rhône Group L.L.C. and its affiliates (other than the WeCap Manager) (“Rhône” and, together with the Company, the “Sponsor Group”), a global alternative asset management firm with assets under management across its private equity and real estate platforms.
In August 2019, the Company reorganized its real estate acquisition platform (such platform, following the ARK/WPI combination described herein, and inclusive of the investment vehicles sponsored, co-sponsored,
managed, or
co-managed
by the WeCap Manager and Sponsor Group, “WeCap Investment Group”). Through this reorganization (the “ARK/WPI combination”), the Company acquired from Rhône a controlling financial interest in the WeCap Manager, the management company for the WeCap Investment Group in exchange for a 20% noncontrolling interest in the WeCap Manager. The WeCap Manager is the surviving entity resulting from the merger of the legacy entity that previously managed WeWork Property Investors LP, including its parallel and related vehicles (collectively the “WPI Fund”), which was indirectly owned 50% by us and 50% by affiliates of Rhône and was unconsolidated prior to the ARK/WPI combination, and the wholly owned and consolidated legacy entity that previously managed the ARK Master Fund LP (the “ARK Master Fund”) including its parallel and related vehicles. Following the ARK/WPI combination, the Company consolidates the WeCap Manager. The portion of consolidated equity attributable to Rhône’s interest in the WeCap Manager is reflected as a noncontrolling interest in the equity section of the accompanying consolidated balance sheets as of December 31, 2020 and 2019.
Through its 80% equity ownership interest, the Company is entitled to a corresponding share of the income earned by the WeCap Manager, primarily in the form of customary management fees, subject to provisions of the governing documents of the WeCap Manager relating to funding of losses incurred by the WeCap Manager. During the year ended December 31, 2020 and 2019, the WeCap Manager recognized $24.9 million and $10.7 million, respectively in management fee income, classified as other revenue as a component of the total revenue on the accompanying consolidated statements of operations.
The post-reorganization WeCap Investment Group also includes the Company’s general partner interests in Waller Creek, DSQ, WPI Fund and ARK Master Fund (each as defined in Note 11), which are held through a limited partnership created as part of the ARK/WPI combination (the “WeCap Holdings Partnership”) in which Rhône also participates to the extent provided by the governing documents of the WeCap Holdings Partnership. The Company consolidates the WeCap Holdings Partnership. Net carried interest distributions earned in respect of the WeCap Investment Group from its investments are distributable to the Company and Rhône, indirectly through the WeCap Holdings Partnership, based on percentages that vary by the WeCap Investment Group vehicle and range from a 50% to 85% share to the Company of total net carried interest distributions received by the WeCap Holdings Partnership (after a profit participation allocation to certain personnel associated with the WeCap Manager). The portion of consolidated equity attributable to Rhône’s interest in the WeCap Holdings Partnership is reflected as a noncontrolling interest in the equity section of the accompanying consolidated balance sheets as of December 31, 2020 and 2019.
As of December 31, 2019, there was also a 67% noncontrolling interest in the Company’s investment in WW Caesar Member LLC (“WeWork Waller Creek”), originally issued for total consideration of $6.5 million. During
July 2020, the $6.6 million share of the net assets of WeWork Waller Creek attributable to noncontrolling interests was distributed to the noncontrolling interest holders and the Company sold its share of the investment in WeWork Waller Creek for total proceeds of $8.6 million, including a $0.3 million reimbursement of legal fees paid by the Company, and the Company recognized a $5.0 million gain on the sale of its investment included within income (loss) from equity method and other investments on the consolidated statement of operations for the year ended December 31, 2020.
Primarily because our investments through the WeCap Holdings Partnership in the underlying real estate acquisition vehicles generally represent a small percentage of the total capital invested by third parties, and the terms on which we have agreed to provide services and act as general partner are consistent with the market for similar arrangements, the underlying real estate acquisition vehicles managed by the WeCap Manager are generally not consolidated in our financial statements (subject to certain exceptions based on the specific facts of the particular vehicle). The Company accounts for its share of the underlying real estate acquisition vehicles as unconsolidated investments under the equity method of accounting, see Note 11 for additional details regarding the holdings of WeCap Holdings Partnership.
424 Fifth Venture
In February 2019, a consolidated subsidiary of the Company (the “424 Fifth Venture”) closed on the acquisition of a $852.8 million real estate investment located in New York City (the “424 Fifth Property”). The acquisition of real estate by the 424 Fifth Venture was accounted for as an asset acquisition and the purchase price was allocated among the assets purchased, including land of $356.5 million and building of $496.3 million. As of December 31, 2019, the real estate was under development and as a result was included within the Company’s construction in progress balance within the property and equipment table detailed in Note 5.
Just prior to the redemption of the noncontrolling interest holders in March 2020 described below, the consolidated 424 Fifth Venture was owned 17.2% by the Company, 44.8% by the WPI Fund and 38.0% by another investor. Prior to redemption, the portion of consolidated equity attributable to the interest of the 424 Fifth Venture’s other investors was reflected as noncontrolling interests within the equity section of the accompanying consolidated balance sheet as of December 31, 2019. Upon completion of the redemption of the noncontrolling interest holders in March 2020, the 424 Fifth Venture became a wholly owned subsidiary of the Company.
In March 2020, the 424 Fifth Property was sold by the 424 Fifth Venture to an unrelated third party for a gross purchase price of approximately $978.1 million. Included in the sale was $356.5 million in land and $653.8 million in construction in progress associated with the investment. The $930.2 million in net cash proceeds received at closing were net of closing costs and holdbacks. The Company recognized an impairment loss on the assets sold totaling $53.7 million, included in impairment/(gain on sale) of goodwill, intangibles and other assets on the accompanying consolidated statements of operations during the year ended December 31, 2020.
The underlying debt facility that secured the 424 Fifth Property since acquisition was extinguished upon the sale (see Note 15 for further details). In March 2020, in connection with the sale of the 424 Fifth Property, the Company also made a payment of $128.0 million to the 424 Fifth Venture and the 424 Fifth Venture made redemption payments to the noncontrolling interest holders totaling $315.0 million including a return of capital of $272.2 million and a return on their capital of $42.8 million.
The sale and debt extinguishment also resulted in the termination in March 2020 of the Company’s original development management agreements over the property, its 20 year master lease of the property, its $1.2 billion lease guaranty, various loan guarantees, various loan covenant requirements and various partnership guarantees and indemnities entered into in connection with the original acquisition.

Upon the sale of the property, a wholly owned subsidiary of the Company entered into an escrow and construction agreement with the buyer for approximately $0.2 billion to finalize the core and shell infrastructure work of the property. These funds were held in escrow upon closing of the sale and are available to pay construction costs, contingencies and cost overruns. The $0.2 billion is expected to be earned by the Company over
12-18
months as the development is completed. During the year ended December 31, 2020, the Company recognized approximately $61.6 million in revenue related to this development agreement, included as a component of other revenues. At closing, WeWork Companies LLC provided the buyer a guaranty of completion for the core and shell construction work of the property and the Company is obligated for any overruns if the amounts in escrow are not sufficient to cover the required construction costs.
Creator Fund
During 2018, the Company launched a fund (the “Creator Fund”) that previously made investments in recipients of WeWork’s “Creator Awards” and other investments through use of a venture capital strategy. A wholly-owned subsidiary of the Company was the managing member of the Creator Fund. As of September 17, 2020, the Creator Fund had received contributions from SoftBank Group Capital Limited totaling $72.4 million, representing 99.99% of the interest of the Creator Fund, including $0.2 million and $27.4 million received during the years ended December 31, 2020 and 2019, respectively. The portion of consolidated equity attributable to the interest of the Creator Fund’s investors in the Creator Fund is reflected as noncontrolling interests, within the equity section of the accompanying consolidated balance sheets as of December 31, 2019.
In September 2020, the Company agreed to transfer its rights as managing member and all of its other rights, titles, interests, obligations and commitments in respect of the Creator Fund to an affiliate of SBG. Accordingly, the Company no longer has a variable interest in the Creator Fund and is no longer the primary beneficiary and the Company has deconsolidated the net assets of the Creator Fund and removed the carrying amount of the noncontrolling interest from the consolidated balance sheet as of December 31, 2020. As substantially all of the net assets of the Creator Fund were previously allocated to the noncontrolling interests, no gain or loss was recognized on deconsolidation of the Creator Fund. In connection with this transaction, the parties also agreed that WeWork would not be required to reimburse SBG for the $21.6 million Creator Awards production services reimbursement obligation payable to an affiliate of SBG as of December 31, 2019 as described in Note 25. As SBG is a principal shareholder of the Company, the forgiveness of this obligation was accounted for as a capital contribution and reclassified from liabilities to additional paid-in-capital
during the year ended December 31, 2020.
ChinaCo
During 2017 and 2018, a consolidated subsidiary of the Company (“ChinaCo”) sold to investors $500.0 million of Series A Preferred Stock at a price of $10.00 per share and a liquidation preference of $10.00 per share and $500.0 million of Series B Preferred Stock at a price of $18.319 per share and a liquidation preference of $18.319 per share, respectively. The portion of consolidated equity attributable to ChinaCo’s Series A and B Preferred shareholders were reflected as redeemable noncontrolling interests, within the mezzanine section of the accompanying consolidated balance sheet as of December 31, 2019. As of December 31, 2019, ChinaCo had also issued a total of 45,757,777 Class A Ordinary Shares in connection with an acquisition of naked Hub Holdings Ltd. (“naked Hub”) that occurred during 2018 and an additional 2 million Class A Ordinary Shares to a consultant as described in Note 24. The portion of consolidated equity attributable to ChinaCo’s Class A Ordinary shareholders were reflected as noncontrolling interests, within the equity section of the accompanying consolidated balance sheet as of December 31, 2019.

Pursuant to the terms of the shareholders’ agreement of ChinaCo, as long as certain investors remain shareholders of ChinaCo, ChinaCo will be the exclusive operator of the Company’s businesses in the “Greater China” territory, defined in the agreement to include China, Hong Kong, Taiwan and Macau.
In August 2020, a wholly owned subsidiary of WeWork Inc. made a short-term loan to ChinaCo totaling $25.0 million (the “ChinaCo Loan”). In connection with ChinaCo’s 2018 acquisition of naked Hub, as of December 31, 2019, ChinaCo also had a $191.1 million obligation to reimburse a wholly owned subsidiary of WeWork Inc. for WeWork Inc. shares issued to the sellers of naked Hub (the “Parent Note”). As ChinaCo was consolidated as of December 31, 2019, the Parent Note was eliminated against the Company’s receivables in the Company’s consolidated financial statements.
In September 2020, the shareholders of ChinaCo and an affiliate of Trustbridge Partners (“TBP”), also an existing shareholder of ChinaCo, executed a restructuring and Series A subscription agreement (the “ChinaCo Agreement”). Pursuant to the ChinaCo Agreement, TBP agreed to subscribe for a new series of ChinaCo shares for $100.0 million in total gross proceeds to ChinaCo, received in connection with the initial investment closing on October 2, 2020 (the “Initial Investment Closing”) and an additional $100.0 million in gross proceeds to
ChinaCo, with such additional shares issued
and proceeds to be received at the earlier of 1 year following the Initial Investment Closing or such earlier date as determined by the ChinaCo board, to the extent such funds are necessary to support the operations of ChinaCo (the “Second Investment Closing”). The ChinaCo Agreement also included the restructuring of the ownership interests of all other preferred and ordinary shareholders’ interests into new ordinary shares in ChinaCo and the conversion of the $191.1 million Parent Note and certain other net intercompany payables totaling approximately $42 million, payable by ChinaCo to various wholly owned subsidiaries of WeWork Inc. into new ordinary shares of ChinaCo such that subsequent to the Initial Investment Closing in October 2020, and as of December 31, 2020, WeWork now holds 21.6% of the total shares issued by ChinaCo. The Company’s remaining interest is scheduled to be diluted down to 19.7% in connection with the Second Investment Closing, assuming no other changes in the ChinaCo equity prior to the Second Investment Closing. As of December 31, 2020, TBP now holds a total of 50.5% of the total shares issued by ChinaCo subsequent to the Initial Investment Closing and is expected to hold 55.0% of the total shares after the Second Investment Closing. TBP’s shares are preferred shares which have a liquidation preference totaling $100.0 million and $200.0 million as of the Initial Investment Closing and the Second Investment Closing, respectively.
Upon Initial Investment Closing on October 2, 2020, ChinaCo received the $100.0 million in gross proceeds from TBP and a portion of those proceeds were used to repay WeWork $25.0 million for the ChinaCo Loan. In addition, pursuant to the terms of the ChinaCo Agreement, the rights of the ChinaCo shareholders were also amended such that upon the Initial Investment Closing, WeWork no longer retained the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. As a result, WeWork was no longer the primary beneficiary of ChinaCo and ChinaCo was deconsolidated from the Company’s consolidated financial statements on October 2, 2020 (the “ChinaCo Deconsolidation”). The Company’s remaining 21.6% ordinary share investment was valued at $26.3 million upon deconsolidation and will be accounted for as an equity method investment as the Company has retained rights that allow it to exercise significant influence over ChinaCo as a related party.
During the fourth quarter of 2020, the Company recorded a loss on the ChinaCo Deconsolidation of $153.0 million included in impairment/(gain on sale) of goodwill, intangibles and other assets in the consolidated statement of operations calculated based on the difference between (i) the $26.3 million fair value of the Company’s retained equity method investment in ChinaCo plus the carrying amount of the noncontrolling interest in ChinaCo as of the date of deconsolidation, which was in a negative deficit position of ($22.6) million and (ii) the carrying value of ChinaCo’s net assets just prior to deconsolidation of $156.7 million.

The remeasurement loss recognized on deconsolidation primarily relates to the remeasurement of our retained equity method investment in ChinaCo, recorded at fair value upon deconsolidation, in comparison to the carrying value of the net intercompany receivables that were converted into equity in ChinaCo in conjunction with the ChinaCo restructuring that ultimately resulted in the deconsolidation.
The net assets of ChinaCo that were deconsolidated on October 2, 2020, included a total of $344.3 million of goodwill related to ChinaCo’s 2018 acquisition of naked Hub Holdings Ltd. As this goodwill was integrated into the Company’s single reporting unit, upon deconsolidation of a portion of the reporting unit, the Company’s total goodwill was reallocated among the Company and ChinaCo on a relative fair value basis with $315.6 million of ChinaCo’s goodwill retained by the Company with a corresponding increase to additional-paid-in
capital and $28.7 million of ChinaCo’s goodwill was deconsolidated.
See Note 25 for details regarding various related party fees payable by ChinaCo to the Company subsequent to the ChinaCo Deconsolidation.
ChinaCo contributed the following to the Company’s consolidated results of operations prior to its deconsolidation on October 2, 2020, in each case excluding amounts that eliminate in consolidation:

	Year Ended December 31,
(Amounts in thousands)	2020	2019	2018
Revenue	$206,261	$228,537	$99,529
Location operating expenses	266,318	290,254	116,173
Restructuring and other related costs	(18,660)	6,684	—
Impairments/(gain on sale) of goodwill, intangibles and other assets	450,312	—	—
Depreciation and amortization	39,208	42,257	20,584
Total Expenses	819,527	496,113	341,237
Pre-tax loss	(598,727)	(266,230)	(243,508)
Net loss	(609,820)	(274,019)	(244,613)
Net loss attributable to WeWork Inc.	(62,997)	39,072	(48,569)

JapanCo
During 2017, a consolidated subsidiary of the Company (“JapanCo”) entered into an agreement with an affiliate of SBG for the sale of a 50% membership interest in JapanCo for an aggregate contribution of $500.0 million which will be funded over a period of time. As of December 31, 2018, JapanCo had received contributions totaling $300.0 million and during the year ended December 31, 2019, an additional $100.0 million was received. Pursuant to the terms of the agreement an additional $100.0 million was required to be contributed and was received during the third quarter of 2020. The portion of consolidated equity attributable to the outside investors’ interests in JapanCo are reflected as redeemable noncontrolling interests, within the mezzanine section of the accompanying consolidated balance sheets as of December 31, 2020 and 2019. As long as the investors remain shareholders of JapanCo, JapanCo will be the exclusive operator of the Company’s WeWork branded space-as-a-service
businesses in Japan. After July 13, 2024 and, prior to that date, in the event of default on the contributions to be made, the Company may elect to purchase, at fair value, all JapanCo membership interests held, other than any interests issued in connection with an equity incentive plan. The Company may elect to pay the buyout consideration in either cash, WeWork shares or a combination thereof.

PacificCo
During 2017, a consolidated subsidiary of the Company (“PacificCo”) sold $500.0 million of Series
A-1
Preferred Stock at a price of $10.00 per share and a liquidation preference of $10.00 per share to an affiliate of SBG. PacificCo is the operator of the Company’s businesses in selected markets in Asia other than those included in the Greater China and Japan territories described above, including but not limited to Singapore, Korea, the Philippines, Malaysia, Thailand, Vietnam and Indonesia.
The initial closing occurred on October 30, 2017 and all of the PacificCo Series
A-1
Preferred Stock was issued at that time, however the Company received contributions totaling $200.0 million at the initial closing and an additional $100.0 million during the year ended December 31, 2018. Pursuant to the terms of the agreement an additional $100.0 million was required to be contributed in each of 2019 and 2020. The Company received $100.0 million in August 2019 and the remaining $
100.0
 million scheduled to be received in 2020 was canceled effective upon our entry into a definitive agreement providing for the completion of the PacificCo
Roll-up
(as defined below) in connection with the SoftBank Transactions in March 2020.
In October 2019, in connection with the SoftBank Transactions, the Company, SBG and SoftBank Vision Fund agreed to use reasonable best efforts to negotiate and finalize the final forms for the exchange of all interests held by affiliates of SBG in PacificCo for 34,482,759 shares of the Company’s Series
H-1
or
H-2
Convertible Preferred Stock with a liquidation preference of $11.60 per share (the “PacificCo
Roll-up”).
On March 31, 2020, the Company signed the definitive agreements for the PacificCo
Roll-up
and in April 2020, the Company closed the PacificCo
Roll-up
and issued 34,482,759 shares of the Company’s Series
H-1
Convertible Preferred Stock. Upon completion of the PacificCo
Roll-up
in April 2020, PacificCo became a wholly owned subsidiary of the Company and is no longer a VIE.
The 34,482,759 shares of Series
H-1
Convertible Preferred Stock issued in connection with the PacificCo
Roll-up
had a fair value of $8.13 per share upon issuance to affiliates of SBG in April 2020. As the share exchange represents an increase in the Company’s ownership of PacificCo while control of PacificCo was retained, the carrying amount of the noncontrolling interest was adjusted to reflect the change in the Company’s ownership interest in PacificCo and the Company accounted for the share exchange as an equity transaction with no gain or loss recognized on the acquisition of the noncontrolling interests.
Just prior to the PacificCo
Roll-up,
the PacificCo noncontrolling interest had a carrying value on the Company’s balance sheet of $92.8 million, including $10.4 million in accumulated other comprehensive income previously allocated to the noncontrolling interest holders. Upon consummation of the PacificCo
Roll-up,
the noncontrolling interest was reduced by the entire $92.8 million carrying value and the $10.4 million of accumulated other comprehensive income was allocated to the Company to adjust for the change in ownership of PacificCo through a corresponding charge to additional paid-in
capital. The difference between the $280.3 million fair value of the Series
H-1
Convertible Preferred Stock issued as consideration and the $92.8 million carrying value of the noncontrolling interest was reflected as a charge to additional paid-in
capital totaling $187.5 million.
Consolidated Variable Interest Entities
As of December 31, 2020, JapanCo, WeCap Manager and WeCap Holdings Partnership are the Company’s only consolidated VIEs. As of December 31, 2019, the 424 Fifth Venture, PacificCo, ChinaCo, WeWork Waller Creek and the Creator Fund were also consolidated VIEs. The Company is considered to be the primary beneficiary as we have the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance and the right to receive benefits that could potentially be significant to the VIEs. As a result, these entities remain consolidated subsidiaries of the Company and the interests owned by the other investors and the net income or loss and comprehensive income or loss attributable to the other investors are reflected as redeemable noncontrolling interests and noncontrolling interests on our consolidated balance sheets, statements of operations and statements of comprehensive loss, respectively.
The following tables include selected consolidated financial information as of December 31, 2020 and 2019 and for the years ended December 31, 2020, 2019 and 2018 of our consolidated VIEs, as included in our consolidated financial statements, as of and for the periods they were considered VIEs and in each case, after intercompany eliminations.

	December 31, 2020		December 31, 2019
(Amounts in thousands)	Asia JVs (1)	Other VIEs (2)	Asia JVs (1)	Other VIEs (2)
Consolidated VIE balance sheets information:
Cash and cash equivalents	$161,411	$5,194	$388,400	$29,303
Property and equipment, net	445,599	—	895,015	979,655
Restricted cash	10,000	—	93,964	—
Total assets	2,096,389	13,834	5,639,177	1,073,621
Long-term debt, net	30,638	—	41,945	642,184
Total liabilities	1,693,267	573	4,686,200	665,513
Redeemable stock issued by VIEs	500,000	—	1,799,157	6,545
Total net assets (3)	(96,878)	13,261	(846,180)	401,563

	Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018
(Amounts in thousands)	Asia JVs (1)	Other VIEs (2)	Asia JVs (1)	Other VIEs (2)	Asia JVs (1)	Other VIEs (2)
Consolidated VIE statements of operations information:
Net income (loss)	$(750,472)	$(2,502)	$(776,113)	$(24,747)	$(373,776)	$(146)
Consolidated VIE statements of cash flows information:
Net cash provided by (used in) operating activities	$(38,259)	$2,549	$(108,246)	$4,247	$(120,831)	$(71)
Net cash used in investing activities	$(236,971)	$(573)	$(592,574)	$(826,707)	$(516,814)	$(23,601)
Net cash provided by (used in) financing activities	$73,447	$(1,908)	$292,775	$843,312	$763,229	$47,905

(1)
The “Asia JVs” include ChinaCo, JapanCo and PacificCo as of and for the periods that each represented a consolidated VIE. The ChinaCo deconsolidation occurred on October 2, 2020 and as a result, ChinaCo results and balances are not included above for the period subsequent to deconsolidation. The PacificCo
Roll-up
occurred on April 17, 2020 and as a result, PacificCo results and balances are not included above for the period subsequent to April 17, 2020. The consent of an affiliate of SoftBank Group Capital Limited is required for any dividends to be distributed by JapanCo. As a result, any net assets of JapanCo would be considered restricted net assets to the Company as of December 31, 2020. The net assets of the Asia JVs include preferred stock issued to affiliates of SBG and other investors with aggregate liquidation preferences totaling $0.5 billion and $1.8 billion, respectively as of December 31, 2020 and 2019, which preferred stock is redeemable upon the occurrence of an event that is not solely within the control of the Company. The initial issuance price of such redeemable preferred stock equals the liquidation preference for each share issued as of December 31, 2020 and 2019, respectively. After reducing the net assets of each Asia JV by the liquidation preference associated with such redeemable preferred stock, the remaining net assets of each Asia JV is negative.

(2)
“Other VIEs” includes all other consolidated VIEs, other than the Asia JVs discussed separately in (1) and include WeWork Waller Creek, WeCap Manager and WeCap Holdings Partnership, 424 Fifth Venture and the Creator Fund in the periods prior to any disposal or deconsolidation as discussed above.

(3)
Total net assets represents total assets less total liabilities and redeemable stock issued by VIEs after the total assets and total liabilities have both been reduced to remove amounts that eliminate in consolidation.

The assets of consolidated VIEs will be used first to settle obligations of the VIE. Remaining assets may then be distributed to the VIEs’ owners, including the Company, subject to the liquidation preferences of certain noncontrolling interest holders and any other preferential distribution provisions contained within the operating agreements of the relevant VIEs. Other than the restrictions relating to the Company’s Asia JVs discussed in (1) above, third-party approval for the distribution of available net assets is not required for the Company’s Other VIEs as of December 31, 2020. See Note 24 for a discussion of additional restrictions on the net assets of WeWork Companies LLC.